Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Annual Amortization Expense [Abstract]
2024	¥ 6,967	$ 981
2025	6,440	907
2026	5,695	802
2027	5,072	714
2028	5,051	711
Thereafter	11,394	1,605
Total	¥ 40,619	$ 5,720